Shareholder Report	6 Months Ended	7 Months Ended
	Jun. 28, 2024 USD ($) Holding	Jul. 26, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Series Fund, Inc.
Entity Central Index Key	0000790166
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 28, 2024
C000003823
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 2,199,052,131
Holdings Count | Holding	981
Advisory Fees Paid, Amount	$ 7,346,432
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,199,052,131	981	25%	$7,346,432

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	50.4%
Small Cap	12.9%
International	12.6%
Short-Term Investments	12.2%
Mid Cap	6.6%
Investment Grade Debt	4.5%
Private Equity	0.7%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent International Allocation Portfolio	7.0%
Thrivent Mid Cap Stock Portfolio	6.0%
Thrivent Large Cap Value Portfolio	5.2%
Thrivent Global Stock Portfolio	4.0%
Thrivent Small Cap Stock Portfolio	3.7%
Thrivent Core Mid Cap Value Fund	2.8%
Thrivent Core International Equity Fund	2.5%
Thrivent Core Emerging Markets Equity Fund	2.2%
Microsoft Corporation	2.1%
NVIDIA Corporation	2.0%

C000003830
Shareholder Report [Line Items]
Fund Name	Thrivent All Cap Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
AssetsNet	$ 187,752,528
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 485,620
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$187,752,528	141	14%	$485,620

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.4%
Registered Investments Companies	2.5%
Short-Term Investments	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.2%
NVIDIA Corporation	3.1%
Meta Platforms, Inc.	2.8%
Alphabet, Inc., Class C	2.7%
Applied Materials, Inc.	2.5%
Adobe, Inc.	1.5%
J.P. Morgan Chase & Company	1.5%
Mastercard, Inc.	1.4%

C000003839
Shareholder Report [Line Items]
Fund Name	Thrivent Balanced Income Plus Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Balanced Income Plus Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
AssetsNet	$ 406,598,101
Holdings Count | Holding	1,921
Advisory Fees Paid, Amount	$ 1,107,158
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$406,598,101	1,921	41%	$1,107,158

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	47.2%
Common Stock	33.1%
Registered Investments Companies	12.9%
Short-Term Investments	6.1%
Preferred Stock	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.2%
Thrivent Core Emerging Markets Debt Fund	5.1%
Microsoft Corporation	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.4%
NVIDIA Corporation	1.3%
Apple, Inc.	1.1%
U.S. Treasury Bonds	0.9%
Alphabet, Inc., Class C	0.9%
Amazon.com, Inc.	0.9%
U.S. Treasury Bonds	0.8%

C000003841
Shareholder Report [Line Items]
Fund Name	Thrivent Diversified Income Plus Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Diversified Income Plus Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
AssetsNet	$ 627,652,849
Holdings Count | Holding	1,912
Advisory Fees Paid, Amount	$ 1,256,738
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$627,652,849	1,912	30%	$1,256,738

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	70.4%
Common Stock	13.9%
Registered Investments Companies	10.2%
Short-Term Investments	4.4%
Preferred Stock	1.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.9%
U.S. Treasury Notes	1.6%
U.S. Treasury Bonds	1.3%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

C000062731
Shareholder Report [Line Items]
Fund Name	Thrivent Emerging Markets Equity Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
AssetsNet	$ 67,073,564
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 293,505
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$67,073,564	323	36%	$293,505

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Information Technology	28.0%
Financials	20.9%
Consumer Discretionary	14.5%
Communications Services	8.2%
Materials	6.2%
Industrials	4.8%
Energy	4.6%
Health Care	4.2%
Consumer Staples	3.4%
Real Estate	2.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	9.4%
Tencent Holdings, Ltd.	4.6%
Samsung Electronics Company, Ltd.	3.4%
ICICI Bank, Ltd. ADR	1.5%
Alibaba Group Holding, Ltd.	1.5%
Hero MotoCorp, Ltd.	1.5%
Tata Consultancy Services, Ltd.	1.5%
State Bank of India	1.4%
PDD Holdings, Inc. ADR	1.3%
MediaTek, Inc.	1.3%

C000218692
Shareholder Report [Line Items]
Fund Name	Thrivent ESG Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 51,843,002
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 47,261
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$51,843,002	406	7%	$47,261

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	91.2%
Registered Investments Companies	8.1%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	11.2%
NVIDIA Corporation	11.0%
iShares MSCI KLD 400 Social ETF	8.1%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%
Tesla, Inc.	2.0%
Visa, Inc.	1.5%
Procter & Gamble Company	1.4%
Mastercard, Inc.	1.3%
Home Depot, Inc.	1.2%

C000003836
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,538,551,154
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 4,264,521
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,538,551,154	1,136	30%	$4,264,521

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	77.6%
Short-Term Investments	16.6%
Registered Investments Companies	5.8%
Preferred Stock<	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.8%
Microsoft Corporation	2.1%
NVIDIA Corporation	2.0%
Thrivent Core Small Cap Value Fund	2.0%
Alphabet, Inc., Class C	1.7%
Apple, Inc.	1.5%
Amazon.com, Inc.	1.4%
Meta Platforms, Inc.	1.3%
QUALCOMM, Inc.	0.8%
ASML Holding NV	0.8%

C000003843
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 162,891,977
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 282,096
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$162,891,977	95	151%	$282,096

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	48.7%
U.S. Government & Agencies	37.5%
Collateralized Mortgage Obligations	5.6%
Asset-Backed Securities	4.6%
Commercial Mortgage-Backed Securities	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	13.6%
U.S. Treasury Notes	7.8%
U.S. Treasury Notes	7.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.9%
Government National Mortgage Association Conventional 30-Yr. Pass Through	5.4%
U.S. Treasury Notes	3.4%
U.S. Treasury Bonds	3.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%

C000062736
Shareholder Report [Line Items]
Fund Name	Thrivent Healthcare Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
AssetsNet	$ 277,062,970
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,130,714
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$277,062,970	58	9%	$1,130,714

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.4%
Short-Term Investments	0.3%
Registered Investments Companies	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	11.3%
UnitedHealth Group, Inc.	8.7%
Johnson & Johnson	7.5%
Merck & Company, Inc.	6.1%
AbbVie, Inc.	4.8%
Danaher Corporation	4.1%
Abbott Laboratories	3.8%
Amgen, Inc.	3.5%
Intuitive Surgical, Inc.	3.3%
Thermo Fisher Scientific, Inc.	2.9%

C000003840
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 796,392,970
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 1,551,272
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$796,392,970	567	35%	$1,551,272

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.3%
Energy	12.9%
Communications Services	12.2%
Consumer Non-Cyclical	11.3%
Capital Goods	11.1%
Financials	10.8%
Technology	6.8%
Basic Materials	5.5%
Utilities	3.1%
U.S. Unaffiliated Registered Investment Companies	2.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	1.9%
SPDR Bloomberg High Yield Bond ETF	0.7%
Caesars Entertainment, Inc.	0.6%
H&E Equipment Services, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
1011778 B.C., ULC/New Red Finance, Inc.	0.6%
Encompass Health Corporation	0.5%
GFL Environmental, Inc.	0.5%
Teva Pharmaceutical Finance Netherlands III BV	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%

C000003842
Shareholder Report [Line Items]
Fund Name	Thrivent Income Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,305,233,236
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 2,583,812
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,305,233,236	586	26%	$2,583,812

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	36.0%
Consumer Non-Cyclical	10.0%
Consumer Cyclical	8.0%
Utilities	7.9%
Communications Services	7.8%
Energy	7.0%
Capital Goods	5.9%
Technology	5.6%
U.S. Government & Agencies	4.4%
Transportation	2.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds	0.8%
U.S. Treasury Notes	0.7%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Bonds	0.7%
UBS Group AG	0.7%
U.S. Treasury Bonds	0.7%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.5%
Hyundai Capital America	0.4%
UBS Group AG	0.4%

C000062728
Shareholder Report [Line Items]
Fund Name	Thrivent International Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,418,967,516
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 4,483,057
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,418,967,516	1,007	45%	$4,483,057

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	19.1%
Industrials	15.8%
Information Technology	12.6%
Health Care	11.1%
Consumer Discretionary	10.6%
Materials	6.9%
Consumer Staples	6.1%
Energy	4.7%
Communications Services	4.4%
Utilities	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ASML Holding NV	2.4%
Novartis AG	2.3%
Shell plc	2.0%
Novo Nordisk AS	1.9%
AstraZeneca plc	1.8%
ABB, Ltd.	1.3%
Allianz SE	1.2%
Canadian National Railway Company	1.2%
Alimentation Couche-Tard, Inc.	1.2%
Holcim AG	1.0%

C000218693
Shareholder Report [Line Items]
Fund Name	Thrivent International Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 203,968,420
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 195,280
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$203,968,420	748	2%	$195,280

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	19.6%
Industrials	16.6%
Health Care	13.2%
Consumer Discretionary	11.3%
Information Technology	9.3%
Consumer Staples	8.3%
Materials	6.6%
Energy	4.1%
Communications Services	4.0%
Utilities	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novo Nordisk AS	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca plc	1.4%
Shell plc	1.4%
Toyota Motor Corporation	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.2%
SAP SE	1.3%
Roche Holding AG, Participation Certificates	1.1%

C000003831
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 2,875,325,408
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,274,775
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,875,325,408	49	21%	$5,274,775

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Short-Term Investments	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	10.9%
NVIDIA Corporation	10.4%
Apple, Inc.	7.5%
Alphabet, Inc., Class C	7.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc.	5.1%
ServiceNow, Inc.	2.3%
Eli Lilly & Company	2.3%
Advanced Micro Devices, Inc.	2.2%
QUALCOMM, Inc.	1.9%

C000003837
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
AssetsNet	$ 1,862,444,695
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 1,670,957
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,862,444,695	507	1%	$1,670,957

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	7.2%
NVIDIA Corporation	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Company	1.6%
Broadcom, Inc.	1.5%

C000003835
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
AssetsNet	$ 2,879,952,418
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,333,984
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,879,952,418	85	17%	$8,333,984

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.3%
Registered Investments Companies	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Exxon Mobil Corporation	3.1%
Wells Fargo & Company	2.9%
J.P. Morgan Chase & Company	2.7%
Elevance Health, Inc.	2.2%
Samsung Electronics Company, Ltd.	2.1%
Johnson & Johnson	2.1%
Philip Morris International, Inc.	2.1%
Bank of America Corporation	2.1%
QUALCOMM, Inc.	2.1%
Verizon Communications, Inc.	2.0%

C000003844
Shareholder Report [Line Items]
Fund Name	Thrivent Limited Maturity Bond Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Limited Maturity Bond Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 739,560,364
Holdings Count | Holding	587
Advisory Fees Paid, Amount	$ 1,481,279
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$739,560,364	587	30%	$1,481,279

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.5%
Asset-Backed Securities	16.9%
Collateralized Mortgage Obligations	8.8%
Consumer Cyclical	6.1%
Consumer Non-Cyclical	5.7%
U.S. Government & Agencies	5.0%
Energy	4.8%
Utilities	4.8%
Capital Goods	3.2%
Communications Services	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.2%
U.S. Treasury Notes	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Genesis Sales Finance Master Trust	0.7%
Avant Credit Card Master Trust	0.6%
Elmwood CLO 18, Ltd.	0.5%
PPM CLO 2, Ltd.	0.5%
Flatiron CLO, Ltd.	0.5%
Pagaya AI Technology in Housing Trust	0.5%
OneMain Financial Issuance Trust	0.4%

C000183144
Shareholder Report [Line Items]
Fund Name	Thrivent Low Volatility Equity Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Low Volatility Equity Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Material Change Date		Jul. 26, 2024
AssetsNet	$ 49,799,862
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 148,968
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,799,862	144	44%	$148,968

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Motorola Solutions, Inc.	2.8%
Novartis AG	2.6%
Verizon Communications, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Colgate-Palmolive Company	2.1%
Waste Management, Inc.	2.0%
Marsh & McLennan Companies, Inc.	2.0%
Vertex Pharmaceuticals, Inc.	1.9%
McDonald's Corporation	1.9%
Merck & Company, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On or about July 26, 2024, the Portfolio merged into Thrivent Global Stock Portfolio. A copy of Thrivent Global Stock Portfolio's semiannual shareholder report is available upon request.

Summary of Change Legend [Text Block]		On or about July 26, 2024, the Portfolio merged into Thrivent Global Stock Portfolio. A copy of Thrivent Global Stock Portfolio's semiannual shareholder report is available upon request.
C000218694
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
AssetsNet	$ 85,772,633
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 308,955
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$85,772,633	92	32%	$308,955

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.0%
Short-Term Investments	1.1%
Registered Investments Companies	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.2%
Monolithic Power Systems, Inc.	2.1%
Amphenol Corporation	1.9%
Advanced Drainage Systems, Inc.	1.8%
Arista Networks, Inc.	1.7%
PTC, Inc.	1.7%
Tyler Technologies, Inc.	1.7%
Dexcom, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Guidewire Software, Inc.	1.6%

C000003828
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
AssetsNet	$ 651,715,895
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 637,857
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$651,715,895	404	10%	$637,857

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.7%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Pure Storage, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

C000003827
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
AssetsNet	$ 2,375,566,335
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,399,926
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,375,566,335	61	28%	$7,399,926

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Short-Term Investments	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVR, Inc.	3.7%
Steel Dynamics, Inc.	3.3%
United Rentals, Inc.	3.0%
Advanced Drainage Systems, Inc.	2.8%
Arch Capital Group, Ltd.	2.7%
Trimble, Inc.	2.6%
Kinsale Capital Group, Inc.	2.5%
Chesapeake Energy Corporation	2.3%
Timken Company	2.1%
SBA Communications Corporation	2.0%

C000218695
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
AssetsNet	$ 49,767,770
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 187,038
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,767,770	79	27%	$187,038

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.4%
Short-Term Investments	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Flowserve Corporation	2.4%
Humana, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Carlyle Group, Inc.	2.0%
MSC Industrial Direct Company, Inc.	1.9%
U.S. Bancorp	1.9%
MKS Instruments, Inc.	1.9%
Imax Corporation	1.7%
Barnes Group, Inc.	1.7%
Hexcel Corporation	1.7%

C000003845
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 9,356,665,384
Holdings Count | Holding	2,076
Advisory Fees Paid, Amount	$ 27,321,889
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$9,356,665,384	2,076	23%	$27,321,889

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	45.8%
Investment Grade Debt	27.2%
Short-Term Investments	11.7%
Small Cap	4.3%
International	3.3%
Mid Cap	3.1%
High Yield	2.6%
Emerging Markets Debt	1.5%
Private Equity	0.4%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.6%
Thrivent Global Stock Portfolio	5.6%
Thrivent Mid Cap Stock Portfolio	5.4%
Thrivent Income Portfolio	3.6%
Thrivent International Allocation Portfolio	3.3%
Thrivent Limited Maturity Bond Portfolio	2.1%
Thrivent Small Cap Stock Portfolio	1.9%
Microsoft Corporation	1.7%
Thrivent Core Emerging Markets Debt Fund	1.7%
NVIDIA Corporation	1.7%

C000003834
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 6,919,072,448
Holdings Count | Holding	2,062
Advisory Fees Paid, Amount	$ 21,853,883
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$6,919,072,448	2,062	19%	$21,853,883

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	49.1%
Investment Grade Debt	14.1%
Short-Term Investments	12.4%
International	10.5%
Small Cap	7.0%
Mid Cap	4.5%
High Yield	1.2%
Emerging Markets Debt	0.7%
Private Equity	0.4%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.3%
Thrivent Global Stock Portfolio	8.4%
Thrivent International Allocation Portfolio	7.5%
Thrivent Mid Cap Stock Portfolio	7.5%
Thrivent Small Cap Stock Portfolio	2.6%
Thrivent Core Emerging Markets Equity Fund	1.9%
Microsoft Corporation	1.7%
NVIDIA Corporation	1.7%
Thrivent Income Portfolio	1.6%
Thrivent Core Mid Cap Value Fund	1.4%

C000003848
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 4,020,763,241
Holdings Count | Holding	2,069
Advisory Fees Paid, Amount	$ 11,431,261
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,020,763,241	2,069	28%	$11,431,261

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	45.3%
Large Cap	25.7%
Short-Term Investments	10.7%
International	5.7%
High Yield	4.9%
Emerging Markets Debt	2.8%
Small Cap	2.5%
Mid Cap	2.0%
Private Equity	0.3%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	7.9%
Thrivent Income Portfolio	6.7%
Thrivent Limited Maturity Bond Portfolio	3.9%
Thrivent Core Emerging Markets Debt Fund	3.2%
Thrivent Mid Cap Stock Portfolio	2.7%
Thrivent High Yield Portfolio	2.3%
Thrivent International Allocation Portfolio	2.1%
Thrivent Small Cap Stock Portfolio	2.1%
U.S. Treasury Notes	1.4%
U.S. Treasury Notes	1.4%

C000003847
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 427,528,454
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 506,124
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$427,528,454	117	$506,124

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Treasury Debt	43.9%
U.S. Government Agency Debt (if categorized as coupon-paying notes)	36.0%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	14.7%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	4.5%
Investment Company	0.9%

C000183145
Shareholder Report [Line Items]
Fund Name	Thrivent Multidimensional Income Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multidimensional Income Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Material Change Date		Jul. 26, 2024
AssetsNet	$ 43,252,690
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 124,619
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$43,252,690	748	15%	$124,619

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	19.0%
U.S. Government & Agencies	15.8%
Mortgage-Backed Securities	10.3%
U.S. Unaffiliated Registered Investment Companies	9.8%
U.S. Affiliated Registered Investment Companies	7.5%
Consumer Cyclical	6.3%
Energy	6.1%
Communications Services	4.6%
Consumer Non-Cyclical	3.7%
Utilities	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.8%
U.S. Treasury Notes	6.4%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	2.1%
U.S. Treasury Notes	2.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Vanguard Short-Term Corporate Bond ETF	1.5%
U.S. Treasury Notes	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On or about July 26, 2024, the Portfolio merged into Thrivent Opportunity Income Plus Portfolio. A copy of Thrivent Opportunity Income Plus Portfolio's semiannual shareholder report is available upon request.

Summary of Change Legend [Text Block]		On or about July 26, 2024, the Portfolio merged into Thrivent Opportunity Income Plus Portfolio. A copy of Thrivent Opportunity Income Plus Portfolio's semiannual shareholder report is available upon request.
C000003846
Shareholder Report [Line Items]
Fund Name	Thrivent Opportunity Income Plus Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Opportunity Income Plus Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
AssetsNet	$ 159,586,677
Holdings Count | Holding	1,526
Advisory Fees Paid, Amount	$ 396,666
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$159,586,677	1,526	44%	$396,666

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	14.6%
Asset-Backed Securities	12.1%
Mortgage-Backed Securities	11.8%
Collateralized Mortgage Obligations	9.6%
U.S. Affiliated Registered Investment Companies	9.0%
Consumer Cyclical	6.3%
Consumer Non-Cyclical	5.4%
Energy	5.1%
Communications Services	4.2%
Utilities	3.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.0%
U.S. Treasury Notes	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

C000003838
Shareholder Report [Line Items]
Fund Name	Thrivent Real Estate Securities Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
AssetsNet	$ 146,586,580
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 543,937
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$146,586,580	68	37%	$543,937

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

American Tower Corporation	8.0%
Prologis, Inc.	7.6%
Equinix, Inc.	6.3%
Welltower, Inc.	3.7%
AvalonBay Communities, Inc.	3.3%
Simon Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.8%

C000200170
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
AssetsNet	$ 126,545,358
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 491,460
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$126,545,358	87	36%	$491,460

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.9%
Short-Term Investments	2.1%
Registered Investments Companies	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

e.l.f. Beauty, Inc.	2.4%
Guidewire Software, Inc.	2.2%
Fabrinet	2.1%
Varonis Systems, Inc.	2.0%
Globus Medical, Inc.	2.0%
Houlihan Lokey, Inc.	2.0%
Onto Innovation, Inc.	2.0%
Nova, Ltd.	1.9%
J & J Snack Foods Corporation	1.9%
Triumph Financial, Inc.	1.9%

C000003853
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
AssetsNet	$ 993,572,464
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 983,881
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$993,572,464	608	13%	$983,881

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.7%
Registered Investments Companies	0.2%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Abercrombie & Fitch Company	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corporation	0.5%

C000003852
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the six months ended June 28, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,032,412,925
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,273,173
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,032,412,925	96	23%	$3,273,173

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.9%
SharkNinja, Inc.	2.1%
Air Lease Corporation	2.0%
Badger Infrastructure Solutions, Ltd.	1.9%
National Storage Affiliates Trust	1.9%
RLI Corporation	1.8%
Houlihan Lokey, Inc.	1.8%
Guidewire Software, Inc.	1.8%
Ally Financial, Inc.	1.7%
Kinsale Capital Group, Inc.	1.6%